Organization and Business Operation (Details) - 2 - USD ($)							6 Months Ended		12 Months Ended
	Oct. 11, 2023	Jul. 18, 2023	Apr. 12, 2023	Apr. 11, 2023	Apr. 12, 2022	Apr. 11, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 09, 2024	Apr. 11, 2024	Jan. 11, 2024	Aug. 23, 2023	Jul. 13, 2023	Jul. 11, 2023
Organization and Business Operation [Line Items]
Convertible promissory notes																$ 825,000
Convertible promissory note	$ 50,000	$ 492,500		$ 412,500					$ 842,500	$ 80,000
Deposited in trust account							$ 50,000						$ 100,000		$ 825,000
Convertible preferred stock (in Shares)														1,800,000
Price per share (in Dollars per share)						$ 10	$ 0.03		$ 0.03
Transaction expenses									$ 30,000,000
Principle amount	450,000			825,000
Convertible promissory note, remaining drawable	400,000
Payment of amount utilized to fund	400,000
Net proceeds								$ 825,000	825,000	84,150,000
Cash held in trust account						$ 1,515,795	$ 1,500		204,464	$ 819,747
Preferred Stock [Member]
Organization and Business Operation [Line Items]
Price per share (in Dollars per share)														$ 10
Convertible Promissory Note [Member]
Organization and Business Operation [Line Items]
Deposited in trust account											$ 15,037
Payment of amount utilized to fund	150,000
Private Placement [Member]
Organization and Business Operation [Line Items]
Net proceeds						84,150,000
IPO [Member]
Organization and Business Operation [Line Items]
Deposited in trust account			$ 825,000
Transaction costs						5,105,315
Underwriting fees						1,650,000
Deferred underwriters' fees						2,887,500
Other offering costs						$ 567,815			$ 5,105,315
Class A ordinary shares
Organization and Business Operation [Line Items]
Conversion price per ordinary share (in Dollars per share)									$ 10
Price per share (in Dollars per share)							$ 0.0001		0.0001	$ 0.0001
Series A Convertible Preferred Stock [Member]
Organization and Business Operation [Line Items]
Preferred stock par value (in Dollars per share)														$ 0.0001
Forecast [Member]
Organization and Business Operation [Line Items]
Deposit into trust account												$ 150,000
Sponsor [Member]
Organization and Business Operation [Line Items]
Convertible promissory notes				825,000
Convertible promissory note	$ 450,000	$ 80,000		$ 412,500			$ 1,143,237
Price per share (in Dollars per share)							$ 10		$ 10
Unsecured promissory note					$ 25,000
Unsecured promissory note repaid amount					$ 400,000
Sponsor [Member] | Convertible Promissory Note [Member]
Organization and Business Operation [Line Items]
Convertible promissory note percentage			50.00%
Sponsor [Member] | IPO [Member]
Organization and Business Operation [Line Items]
Transaction costs							$ 5,105,315		$ 5,105,315
Underwriting fees									1,650,000
Deferred underwriters' fees									$ 2,887,500
Sponsor [Member] | Class A ordinary shares
Organization and Business Operation [Line Items]
Conversion price per ordinary share (in Dollars per share)				$ 10